Intangible Assets, Net (Future Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INTANGIBLE ASSETS, NET [Abstract]
2013	$ 27,355
2014	12,980
2015	6,805
2016	3,666
2017	1,247
Thereafter	2,196
Total expected amortization expense	$ 54,249	$ 48,441